Document and Entity Information	12 Months Ended
May 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2013
Registrant Name	FIDELITY BOYLSTON STREET TRUST
Central Index Key	0000700859
Amendment Flag	false
Document Creation Date	May 29, 2013
Document Effective Date	May 30, 2013
Prospectus Date	May 30, 2013